Debt - Schedule of Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2015
BNDES Loans Due 2016 - 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date start	2016
Debt instrument, maturity date end	2029
Chelan County Loan Due 2031 (5.85%) [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date	2031
Long-term debt, interest rate	5.85%